Subsequent Events	12 Months Ended
Dec. 31, 2021
33. Subsequent Events
Subsequent Events
33.

SUBSEQUENT EVENTS
These financial statements and notes reflect the Company’s

evaluation of events occurring subsequent to
the balance sheet date through February 14, 2022, the date

the financial statements were issued.